Securities at amortised cost - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 878,985	€ 876,444
Exposure percentage in ABS portfolio	90.00%	99.00%
Debt securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 85,914	€ 81,323
Borrowed debt securities	0
Debt securities [member] | Bond Portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 79,659	€ 76,111